Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Schedule of weighted average actuarial assumptions utilized defined benefit plans
The weighted average actuarial assumptions utilized for the U.S. and significant non-U.S. defined benefit plans and postretirement benefit plans are as follows:

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Weighted average assumptions:
Discount rate (for expense)	3.40%	4.10%	3.64%	4.12%
Expected return on plan assets	6.64%	7.06%	—	—
Rate of compensation increase (for expense)	1.77%	2.44%	—	—
Discount rate (for benefit obligation)	3.07%	3.40%	3.21%	3.64%
Rate of compensation increase (for benefit obligation)*	1.73%	1.77%	—	—

*The 2017 and 2016 assumption do not include a rate of compensation increase for the U.S. defined benefit plans since future benefit accruals were discontinued for those plans after December 31, 2016.
The weighted average actuarial assumptions utilized for the non-U.S. defined and postretirement benefit plans as of the end of the year are as follows:

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
	2017	2016	2017	2016
Weighted average assumptions:
Discount rate (for expense)	2.69%	3.71%	3.42%	4.00%
Expected return on plan assets	6.07%	6.36%	—	—
Rate of compensation increase (for expense)	2.85%	2.72%	—	—
Discount rate (for benefit obligation)	2.58%	2.69%	2.97%	3.42%
Rate of compensation increase (for benefit obligation)	2.80%	2.85%	—	—

The weighted average actuarial assumptions utilized in determining the above amounts for the U.S. defined benefit and other U.S. postretirement plans as of the end of the year are as follows:

	U.S. Pension Benefits		U.S. Postretirement Benefits
	2017	2016	2017	2016
Weighted average assumptions:
Discount rate (for expense)	4.58%	4.71%	4.12%	4.36%
Expected return on plan assets	7.95%	8.72%	—	—
Rate of compensation increase (for expense)	—	2.00%	—	—
Discount rate (for benefit obligation)	3.86%	4.58%	3.67%	4.12%

Schedule of components of net periodic benefit cost for U.S. defined benefit and other postretirement benefit plans
Accordingly, we have reclassified prior period information in the following chart to conform with the current year's presentation:

Amounts Recorded in the Consolidated Statements of Income
Combined U.S. and significant non-U.S. plans	Pension Benefits			Postretirement Benefits
For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Compensation and benefits expense (Operating income)	$76	$178	$196	$1	$2	$3
Other net benefit credits	(206)	(240)	(114)	5	7	(121)
Total (credit) cost	$(130)	$(62)	$82	$6	$9	$(118)
The components of the net periodic benefit cost for defined benefit and other postretirement plans are as follows:

Combined U.S. and significant non-U.S. Plans	Pension			Postretirement
For the Years Ended December 31,	Benefits			Benefits
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Service cost (a)	$76	$178	$196	$1	$2	$3
Interest cost	497	537	587	4	5	5
Expected return on plan assets	(921)	(940)	(977)	—	—	—
Amortization of prior service (credit) cost	(2)	(1)	(1)	1	4	3
Recognized actuarial loss (gain)	167	168	271	—	(2)	(1)
Net periodic benefit (credit) cost	$(183)	$(58)	$76	$6	$9	$10
Curtailment (loss) gain	(1)	(4)	5	—	—	—
Plan termination	—	—	—	—	—	(128)
Settlement loss	54	—	1	—	—	—
Total (credit) cost	$(130)	$(62)	$82	$6	$9	$(118)

(a) Included in compensation and benefits in the consolidated statements of income
The components of the net periodic benefit cost (credit) for the U.S. defined benefit and other postretirement benefit plans are as follows:

U.S. Plans only	Pension Benefits			Postretirement Benefits
For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Service cost (a)	$—	$106	$114	$—	$—	$1
Interest cost	264	264	254	2	2	2
Expected return on plan assets	(357)	(379)	(373)	—	—	—
Amortization of prior service (credit) cost	—	—	—	3	4	3
Recognized actuarial loss (gain)	37	74	146	(1)	(2)	(2)
Net periodic benefit (credit) cost	$(56)	$65	$141	$4	$4	$4
Plan termination	—	—	—	—	—	(128)
Total (credit) cost	$(56)	$65	$141	$4	$4	$(124)
The components of the net periodic benefit cost for the non-U.S. defined benefit and other postretirement benefit plans and the curtailment, settlement and termination expenses are as follows:

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Service cost (a)	$76	$72	$82	$1	$2	$2
Interest cost	233	273	333	2	3	3
Expected return on plan assets	(564)	(561)	(604)	—	—	—
Amortization of prior service credit	(2)	(1)	(1)	(2)	—	—
Recognized actuarial loss	130	94	125	1	—	1
Net periodic benefit (credit) cost	(127)	(123)	(65)	2	5	6
Settlement loss	54	—	1	—	—	—
Curtailment (gain) loss	(1)	(4)	5	—	—	—
Total (credit) cost	$(74)	$(127)	$(59)	$2	$5	$6

Schedule of MMC's defined benefit plans and postretirement plans
The following schedules provide information concerning the Company’s U.S. defined benefit pension plans and postretirement benefit plans:

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$5,894	$5,685	$37	$40
Service cost	—	106	—	—
Interest cost	264	264	2	2
Employee contributions	—	—	3	3
Effect of curtailment	—	(98)	—	—
Actuarial loss (gain)	538	160	3	—
Benefits paid	(475)	(223)	(9)	(8)
Benefit obligation, December 31	$6,221	$5,894	$36	$37
Change in plan assets:
Fair value of plan assets at beginning of year	$4,365	$4,160	$2	$3
Actual return on plan assets	812	401	—	—
Employer contributions	85	27	6	5
Employee contributions	—	—	3	3
Benefits paid	(475)	(223)	(9)	(8)
Other	—	—	—	(1)
Fair value of plan assets, December 31	$4,787	$4,365	$2	$2
Net funded status, December 31	$(1,434)	$(1,529)	$(34)	$(35)
Amounts recognized in the consolidated balance sheets:
Current liabilities	$(27)	$(27)	$(2)	$(2)
Non-current liabilities	(1,407)	(1,502)	(32)	(33)
Net liability recognized, December 31	$(1,434)	$(1,529)	$(34)	$(35)
Amounts recognized in other comprehensive income (loss):
Prior service (cost) credit	$—	$—	$—	$(3)
Net actuarial (loss) gain	(1,766)	(1,720)	6	11
Total recognized accumulated other comprehensive (loss) income, December 31	$(1,766)	$(1,720)	$6	$8
Cumulative employer contributions in excess of (less than) net periodic cost	332	191	(40)	(43)
Net amount recognized in consolidated balance sheet	$(1,434)	$(1,529)	$(34)	$(35)
Accumulated benefit obligation at December 31	$6,221	$5,894	$—	$—

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of prior service credit (cost) recognized in accumulated other comprehensive income (loss):
Beginning balance	$—	$—	$(3)	$(7)
Recognized as component of net periodic benefit cost	—	—	3	4
Prior service cost, December 31	$—	$—	$—	$(3)

The following schedules provide information concerning the Company’s non-U.S. defined benefit pension plans and non-U.S. postretirement benefit plans:

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$9,670	$9,076	$81	$79
Service cost	76	72	1	2
Interest cost	233	273	2	3
Employee contributions	7	7	—	—
Actuarial (gain) loss	(149)	1,966	—	5
Plan amendments	—	(49)	(17)	—
Effect of settlement	(211)	(27)	—	—
Effect of curtailment	(1)	(7)	—	—
Benefits paid	(291)	(352)	(3)	(3)
Foreign currency changes	703	(1,290)	4	(5)
Other	16	1	—	—
Benefit obligation December 31	$10,053	$9,670	$68	$81
Change in plan assets:
Fair value of plan assets at beginning of year	$10,017	$9,826	$—	$—
Actual return on plan assets	875	1,815	—	—
Effect of settlement	(211)	(27)	—	—
Company contributions	229	187	3	3
Employee contributions	7	7	—	—
Benefits paid	(291)	(352)	(3)	(3)
Foreign currency changes	749	(1,439)	—	—
Other	13	—	—	—
Fair value of plan assets, December 31	$11,388	$10,017	$—	$—
Net funded status, December 31	$1,335	$347	$(68)	$(81)
Amounts recognized in the consolidated balance sheets:
Non-current assets	$1,684	$766	$—	$—
Current liabilities	(6)	(5)	(4)	(3)
Non-current liabilities	(343)	(414)	(64)	(78)
Net asset (liability) recognized, December 31	$1,335	$347	$(68)	$(81)
Amounts recognized in other comprehensive (loss) income:
Prior service credit	$43	$43	$15	$—
Net actuarial loss	(2,646)	(3,081)	(10)	(11)
Total recognized accumulated other comprehensive (loss) income, December 31	$(2,603)	$(3,038)	$5	$(11)
Cumulative employer contributions in excess of (less than) net periodic cost	3,938	3,385	(73)	(70)
Net asset (liability) recognized in consolidated balance sheets, December 31	$1,335	$347	$(68)	$(81)
Accumulated benefit obligation, December 31	$9,783	$9,397	$—	$—

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of prior service credit (cost) recognized in accumulated other comprehensive income (loss):
Beginning balance	$43	$(3)	$—	$—
Recognized as component of net periodic benefit credit:
Amortization of prior service credit	(2)	(1)	(2)	—
Effect of curtailment	(1)	—	—	—
Total recognized as component of net periodic benefit credit	(3)	(1)	(2)	—
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Plan amendments	—	49	17	—
Exchange rate adjustments	3	(2)	—	—
Prior service credit, December 31	$43	$43	$15	$—

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of net actuarial (loss) gain recognized in accumulated other comprehensive (loss) income:
Beginning balance	$(3,081)	$(2,887)	$(11)	$(6)
Recognized as component of net periodic benefit cost:
Amortization of net loss	130	94	1	—
Effect of settlement	54	—	—	—
Total recognized as component of net periodic benefit credit	184	94	1	—
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	149	(1,966)	—	(5)
Asset experience	311	1,254	—	—
Other	(5)	—	—	—
Effect of curtailment	1	3	—	—
Total amount recognized as change in plan assets and benefit obligations	456	(709)	—	(5)
Exchange rate adjustments	(205)	421	—	—
Net actuarial loss, December 31	$(2,646)	$(3,081)	$(10)	$(11)

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$(513)	$21	$(407)	$(14)	$10	$(2)

Schedule of total recognized in net periodic benefit cost and other comprehensive income (loss)

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of prior service credit (cost) recognized in accumulated other comprehensive income (loss):
Beginning balance	$—	$—	$(3)	$(7)
Recognized as component of net periodic benefit cost	—	—	3	4
Prior service cost, December 31	$—	$—	$—	$(3)

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of net actuarial (loss) gain recognized in accumulated other comprehensive income (loss):
Beginning balance	$(1,720)	$(1,754)	$11	$13
Recognized as component of net periodic benefit cost (credit)	37	74	(1)	(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Effect of curtailment	—	98	—	—
Other	—	—	(1)	—
Liability experience	(538)	(160)	(3)	—
Asset experience	455	22	—	—
Total (loss) gain recognized as change in plan assets and benefit obligations	(83)	(40)	(4)	—
Net actuarial (loss) gain, December 31	$(1,766)	$(1,720)	$6	$11

	U.S. Pension Benefits		U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of net actuarial (loss) gain recognized in accumulated other comprehensive income (loss):
Beginning balance	$(1,720)	$(1,754)	$11	$13
Recognized as component of net periodic benefit cost (credit)	37	74	(1)	(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Effect of curtailment	—	98	—	—
Other	—	—	(1)	—
Liability experience	(538)	(160)	(3)	—
Asset experience	455	22	—	—
Total (loss) gain recognized as change in plan assets and benefit obligations	(83)	(40)	(4)	—
Net actuarial (loss) gain, December 31	$(1,766)	$(1,720)	$6	$11

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of prior service credit (cost) recognized in accumulated other comprehensive income (loss):
Beginning balance	$43	$(3)	$—	$—
Recognized as component of net periodic benefit credit:
Amortization of prior service credit	(2)	(1)	(2)	—
Effect of curtailment	(1)	—	—	—
Total recognized as component of net periodic benefit credit	(3)	(1)	(2)	—
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Plan amendments	—	49	17	—
Exchange rate adjustments	3	(2)	—	—
Prior service credit, December 31	$43	$43	$15	$—

	Non-U.S. Pension Benefits		Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2017	2016
Reconciliation of net actuarial (loss) gain recognized in accumulated other comprehensive (loss) income:
Beginning balance	$(3,081)	$(2,887)	$(11)	$(6)
Recognized as component of net periodic benefit cost:
Amortization of net loss	130	94	1	—
Effect of settlement	54	—	—	—
Total recognized as component of net periodic benefit credit	184	94	1	—
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Liability experience	149	(1,966)	—	(5)
Asset experience	311	1,254	—	—
Other	(5)	—	—	—
Effect of curtailment	1	3	—	—
Total amount recognized as change in plan assets and benefit obligations	456	(709)	—	(5)
Exchange rate adjustments	(205)	421	—	—
Net actuarial loss, December 31	$(2,646)	$(3,081)	$(10)	$(11)

Schedule of estimated amounts that will be amortized from accumulated other comprehensive in the next fiscal year
Estimated amounts that will be amortized from accumulated other comprehensive loss to net periodic pension cost in the next fiscal year:

	Non-U.S. Pension Benefits	Non-U.S. Postretirement Benefits
(In millions of dollars)	2018	2018
Prior service credit	$(2)	$(2)
Net actuarial loss	90	—
Projected cost	$88	$(2)
Estimated amounts that will be amortized from accumulated other comprehensive loss to net periodic pension cost in the next fiscal year:

	U.S. Pension Benefits	U.S. Postretirement Benefits
(In millions of dollars)	2018	2018
Net actuarial loss	$54	$1

Schedule of amounts recognized in other comprehensive income (loss)

For the Years Ended December 31,	Non-U.S. Pension Benefits			Non-U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$(513)	$21	$(407)	$(14)	$10	$(2)

For the Years Ended December 31,	U.S. Pension Benefits			U.S. Postretirement Benefits
(In millions of dollars)	2017	2016	2015	2017	2016	2015
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(10)	$31	$146	$5	$2	$(138)

Schedule of change in assumed health care cost trend rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

(In millions of dollars)	1 Percentage Point Increase	1 Percentage Point Decrease
Effect on total of service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$7	$(6)

Schedule of estimated future benefit payments for its pension and postretirement benefits
The estimated future benefit payments for the Company's pension and postretirement benefit plans are as follows:

For the Years Ended December 31,	Pension Benefits		Postretirement Benefits
(In millions of dollars)	U.S.	Non-U.S.	U.S.	Non-U.S.
2018	$254	$279	$4	$3
2019	$268	$297	$4	$4
2020	$285	$305	$4	$4
2021	$294	$316	$4	$3
2022	$303	$326	$3	$3
2023-2027	$1,642	$1,837	$14	$17

Summary of the U.S. and non-U.S. plans investments measured at fair value on a recurring basis
The following table sets forth, by level within the fair value hierarchy, a summary of the U.S. and non-U.S. plans' investments measured at fair value on a recurring basis at December 31, 2017 and 2016:

	Fair Value Measurements at December 31, 2017
Assets (In millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Common/collective trusts	$375	$—	$—	$7,611	$7,986
Corporate obligations	—	3,620	20	—	3,640
Corporate stocks	1,467	34	2	—	1,503
Private equity/partnerships	—	—	—	803	803
Government securities	15	556	—	—	571
Real estate	—	—	—	566	566
Short-term investment funds	391	16	—	—	407
Company common stock	326	—	—	—	326
Other investments	12	12	350	—	374
Total investments	$2,586	$4,238	$372	$8,980	$16,176

	Fair Value Measurements at December 31, 2016
Assets (In millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV	Total
Common/collective trusts	$16	$—	$—	$6,805	$6,821
Corporate obligations	—	3,024	9	—	3,033
Corporate stocks	2,009	3	2	—	2,014
Private equity/partnerships	—	—	—	722	722
Government securities	11	380	—	—	391
Real estate	—	—	—	412	412
Short-term investment funds	297	22	—	—	319
Company common stock	270	—	—	—	270
Other investments	15	23	312	—	350
Total investments	$2,618	$3,452	$323	$7,939	$14,332

Summary of changes in the fair value of the plans' Level 3 assets
The tables below set forth a summary of changes in the fair value of the plans’ Level 3 assets for the years ended December 31, 2017 and December 31, 2016:

Assets (In millions)	Fair Value, January 1, 2017	Purchases	Sales	Unrealized Gain/ (Loss)	Realized Gain/ (Loss)	Exchange Rate Impact	Transfers in/(out) and Other	Fair Value, December 31, 2017
Other investments	$312	$20	$(15)	$(7)	$—	$40	$—	$350
Corporate stocks	2	—	—	—	—	—	—	2
Corporate obligations	9	9	(1)	9	—	1	(7)	20
Total assets	$323	$29	$(16)	$2	$—	$41	$(7)	$372

Assets (In millions)	Fair Value, January 1, 2016	Purchases	Sales	Unrealized Gain/ (Loss)	Realized Gain/ (Loss)	Exchange Rate Impact	Transfers in/(out) and Other	Fair Value, December 31, 2016
Other investments	$257	$27	$(28)	$67	$1	$(12)	$—	$312
Corporate stocks	2	—	—	—	—	—	—	2
Corporate obligations	1	8	—	1	—	(1)	—	9
Total assets	$260	$35	$(28)	$68	$1	$(13)	$—	$323